Financial Instruments and Fair Value Disclosures (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments and Fair Value Disclosures [Abstract]
Effect of Financial Instruments Measured at Fair Value on Consolidated Statement of Loss
The effect of these financial instruments is included in “Gain/(loss) on equity-linked instruments, net” in the accompanying unaudited interim consolidated statements of loss. The following table presents the effect of the Company’s financial instruments measured at fair value on the unaudited interim consolidated statements of loss for the six-month periods ended June 30, 2026 and 2025:

	Six-month periods ended June 30,
Financial instruments	2026	2025
Class A Warrants	$—	$(537)
Gain on settlement of shares issued under the SEPA	1,010	—
Total gain/(loss) on equity-linked instruments, net	$1,010	$(537)